UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21471
Nuveen Tax–Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Total Return Strategy Fund (JTA)
March 31, 2008

Shares	Description (1)	Value

	Common Stocks – 102.5% (65.7% of Total Investments)

	Aerospace & Defense – 7.2%

94,000	Lockheed Martin Corporation	$9,334,200
166,700	Raytheon Company	10,770,487

	Total Aerospace & Defense	20,104,687

	Capital Markets – 4.2%

276,500	JPMorgan Chase & Co.	11,875,675

	Commercial Banks – 4.0%

155,500	Wachovia Corporation	4,198,500
240,000	Wells Fargo & Company	6,984,000

	Total Commercial Banks	11,182,500

	Commercial Services & Supplies – 5.1%

410,500	Pitney Bowes Inc.	14,375,710

	Communications Equipment – 1.3%

377,600	Motorola, Inc.	3,511,680

	Containers & Packaging – 1.6%

201,800	Packaging Corp. of America	4,506,194

	Diversified Financial Services – 2.5%

229,000	Citigroup Inc.	4,905,180
88,800	Federal Home Loan Mortgage Corporation	2,248,416

	Total Diversified Financial Services	7,153,596

	Diversified Telecommunication Services – 12.0%

323,600	AT&T Inc.	12,393,880
343,000	KT Corporation, Sponsored ADR	8,146,250
235,000	Telecom Italia S.p.A., Sponsored ADR	3,882,200
256,500	Verizon Communications Inc.	9,349,425

	Total Diversified Telecommunication Services	33,771,755

	Electric Utilities – 3.8%

95,300	EDP – Energias de Portugal, S.A., Sponsored ADR, (2)	5,798,729
323,000	Korea Electric Power Corporation, Sponsored ADR	4,857,920

	Total Electric Utilities	10,656,649

	Food Products – 1.3%

114,806	Kraft Foods Inc.	3,560,134

	Household Durables – 2.5%

307,000	Newell Rubbermaid Inc.	7,021,090

	Household Products – 3.7%

160,000	Kimberly-Clark Corporation	10,328,000

	Industrial Conglomerates – 3.9%

298,000	General Electric Company	11,028,980

	Insurance – 7.7%

247,400	Genworth Financial Inc., Class A	5,601,136
210,600	Hartford Financial Services Group, Inc.	15,957,162

	Total Insurance	21,558,298

	Machinery – 2.1%

75,000	Caterpillar Inc.	5,871,750

	Media – 3.3%

200,000	CBS Corporation, Class B	4,416,000
168,100	Gannett Company Inc.	4,883,305

	Total Media	9,299,305

	Multi-Utilities – 1.8%

180,000	United Utilities PLC, Sponsored ADR	4,940,568

	Oil, Gas & Consumable Fuels – 11.1%

80,000	Chevron Corporation	6,828,800
113,400	ConocoPhillips	8,642,214
132,500	Eni S.p.A., Sponsored ADR	9,024,575
90,000	Total S.A., Sponsored ADR	6,660,900

	Total Oil, Gas & Consumable Fuels	31,156,489

	Paper & Forest Products – 3.2%

220,000	International Paper Company	5,984,000
270,200	Stora Enso Oyj, Sponsored ADR	3,129,754

	Total Paper & Forest Products	9,113,754

	Pharmaceuticals – 7.9%

175,000	GlaxoSmithKline PLC, ADR	7,425,250
341,200	Pfizer Inc.	7,141,316
206,000	Sanofi-Aventis, ADR	7,733,240

	Total Pharmaceuticals	22,299,806

	Road & Rail – 2.0%

44,300	Union Pacific Corporation	5,554,334

	Thrifts & Mortgage Finance – 2.5%

191,700	Federal National Mortgage Association	5,045,544
411,000	IndyMac Bancorp, Inc.	2,038,560

	Total Thrifts & Mortgage Finance	7,084,104

	Tobacco – 7.8%

165,900	Altria Group, Inc.	3,682,980
134,900	Loews Corp – Carolina Group	9,786,995
165,900	Philip Morris International, (2)	8,391,222

	Total Tobacco	21,861,197

	Total Common Stocks (cost $270,041,334)	287,816,255

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 Par (or similar) Preferred Securities – 16.3% (10.5% of Total Investments)

	Capital Markets – 0.8%

49,700	Goldman Sachs Group Inc.,	6.200%	A	$1,186,339
50,000	Lehman Brothers Holdings	7.950%	A-	1,031,500

	Total Capital Markets			2,217,839

	Commercial Banks – 4.0%

25,000	Banco Santander Finance	6.800%	Aa3	556,250
75,000	Banco Santander Finance	6.500%	Aa3	1,593,750
41,200	Bank of America Corporation, Series D,	6.204%	Aa3	895,688
50,000	Barclays Bank PLC	6.625%	Aa3	1,186,500
40,000	Credit Suisse Guernsey	7.900%	Aa3	1,007,500
20,000	HSBC Holdings PLC	6.200%	A1	434,800
63,200	HSBC USA Inc.,	6.500%	A	1,422,000
40,000	Royal Bank of Scotland Group PLC, Series M	6.400%	A1	906,000
40,000	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	883,200
20,000	Royal Bank of Scotland Group PLC	6.600%	Aa3	446,000
75,000	Wachovia Corporation,	8.000%	A	1,851,375

	Total Commercial Banks			11,183,063

	Diversified Financial Services – 1.3%

75,000	Citigroup Inc., Series M	8.125%	A	1,804,688
54,500	ING Group N.V.	7.200%	A1	1,312,360
12,200	ING Group N.V.	7.050%	A	286,090
15,000	ING Group N.V.	6.125%	A1	316,350

	Total Diversified Financial Services			3,719,488

	Electric Utilities – 3.6%

38,900	Alabama Power Company, Series A,	5.300%	BBB+	852,494
50,000	Alabama Power Company,	5.625%	BBB+	1,225,000
8,600	Consolidated Edison Company of New York Inc.,	5.000%	A3	780,020
40,000	Georgia Power Company	6.125%	Baa1	1,007,000
5,000	Gulf Power Company,	6.450%	BBB+	478,468
34,700	Interstate Power and Light Company	7.100%	Baa2	900,465
36,400	Mississippi Power Company,	5.250%	A3	904,358
65,000	PPL Electric Utilities Corporation,	6.250%	BBB	1,584,375
9,000	Southern California Edison Company, Series A,	5.349%	Baa2	892,688
10,000	Southern California Edison Company, Series C,	6.000%	Baa2	1,000,313
5,000	Southern California Edison Company,	6.125%	Baa2	495,469

	Total Electric Utilities			10,120,650

	Insurance – 1.9%

60,300	Ace Ltd., Series C	7.800%	BBB	1,491,822
31,900	Aegon N.V.	6.375%	A-	647,570
22,800	Arch Capital Group Limited	8.000%	BBB-	581,856
50,000	Endurance Specialty Holdings Limited	7.750%	BBB-	1,175,500
3,700	MetLife Inc., Series A,	4.000%	Baa1	74,000
30,000	Prudential PLC	6.750%	A	712,500
30,000	Prudential PLC	6.500%	A-	702,300

	Total Insurance			5,385,548

	Oil, Gas & Consumable Fuels – 0.3%

9,000	Devon Energy Corporation, Series A,	6.490%	Baa3	910,688

	U.S. Agency – 4.4%

25,000	Federal Home Loan Mortgage Corporation, Notes,	5.570%	AA-	477,500
40,000	Federal Home Loan Mortgage Corporation,	6.550%	AA-	898,000
25,000	Federal Home Loan Mortgage Corporation,	6.420%	AA-	1,100,000
25,000	Federal Home Loan Mortgage Corporation,	6.020%	AA-	524,750
18,400	Federal Home Loan Mortgage Corporation,	6.000%	AA-	768,752
20,000	Federal Home Loan Mortgage Corporation,	5.700%	AA-	756,250
52,300	Federal Home Loan Mortgage Corporation,	5.660%	AA-	1,029,787
28,700	Federal Home Loan Mortgage Corporation,	5.000%	AA-	975,800
74,600	Federal Home Loan Mortgage Corporation,	8.375%	AA-	1,820,240
24,000	Federal National Mortgage Association	7.625%	AA-	571,500
20,000	Federal National Mortgage Association	6.750%	AA-	451,200
15,000	Federal National Mortgage Association,	5.500%	AA-	615,000
19,800	Federal National Mortgage Association,	5.125%	AA-	702,900
75,000	Federal National Mortgage Association,	8.250%	AA-	1,803,750

	Total U.S. Agency			12,495,429

	Total $25 Par (or similar) Preferred Securities (cost $50,031,697)			46,032,705

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 29.7% (19.0% of Total Investments) (4)

	Aerospace & Defense – 0.9%

$777	Hexcel Corporation, Term Loan B	5.054%	3/01/12	BB+	$754,013
1,586	Vought Aircraft Industries, Inc., Term Loan	7.340%	12/22/11	Ba3	1,458,744
364	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	7.100%	12/22/10	Ba3	332,576

2,727	Total Aerospace & Defense				2,545,333

	Building Products – 0.2%

780	Armstrong World Industries, Inc., Tranche B, Term Loan	4.309%	10/02/13	BBB-	732,769

	Chemicals – 1.0%

1,058	Georgia Gulf Corporation, Term Loan B	5.580%	10/03/13	Ba3	964,821
1,940	Rockwood Specialties Group, Inc., Term Loan E	4.744%	7/30/12	BB+	1,843,539

2,998	Total Chemicals				2,808,360

	Commercial Services & Supplies – 1.5%

682	Allied Waste North America, Letter of Credit	5.750%	3/28/14	BBB-	645,496
1,134	Allied Waste North America, Term Loan B	4.407%	3/28/14	BBB-	1,073,573
105	Aramark Corporation, Letter of Credit	5.456%	1/24/14	BB-	98,411
1,658	Aramark Corporation, Term Loan	4.571%	1/24/14	BB-	1,549,055
1,100	Berry Plastics Holding Corporation, Term Loan	5.095%	4/03/15	BB-	940,041

4,679	Total Commercial Services & Supplies				4,306,576

	Containers & Packaging – 0.9%

1,915	Graham Packaging Company, L.P., Term Loan	5.959%	10/07/11	B+	1,757,672
175	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	6.700%	11/01/10	BB	166,604
196	Smurfit-Stone Container Corporation, Term Loan B	5.125%	11/01/11	BB	186,783
373	Smurfit-Stone Container Corporation, Term Loan C	5.125%	11/01/11	BB	355,724
117	Smurfit-Stone Container Corporation, Tranche C-1	5.125%	11/01/11	BB	111,641

2,776	Total Containers & Packaging				2,578,424

	Diversified Consumer Services – 0.7%

1,975	Weight Watchers International, Inc., Term Loan B	4.250%	1/26/14	BB+	1,862,672

	Diversified Telecommunication Services – 1.3%

1,990	Alltel Communications, Inc., Term Loan B3	5.568%	5/18/15	BB-	1,800,120
1,970	MetroPCS Wireless, Inc., Term Loan	5.500%	11/03/13	Ba3	1,811,579

3,960	Total Diversified Telecommunication Services				3,611,699

	Electric Utilities – 1.6%

1,702	Dynegy Holdings, Inc., Delayed Term Loan, Letter of Credit	4.204%	4/02/13	Ba1	1,572,340
297	Dynegy Holdings, Inc., Term Loan	4.683%	4/02/13	Ba1	274,472
1,995	TXU Corporation, Term Loan B-2	6.579%	10/10/14	Ba3	1,821,572
1,000	TXU Corporation, Term Loan B-3	6.583%	10/10/14	Ba3	910,500

4,994	Total Electric Utilities				4,578,884

	Electrical Equipment – 0.5%

1,409	Sensus Metering Systems, Inc., Term Loan B-1	5.800%	12/17/10	BB	1,267,826
97	Sensus Metering Systems, Inc., Term Loan B-2	6.878%	12/17/10	BB	87,457

1,506	Total Electrical Equipment				1,355,283

	Health Care Equipment & Supplies – 0.7%

200	Bausch & Lomb, Inc., Delayed Draw Term Loan, (6)	3.473%	4/24/15	BB-	94,659
798	Bausch & Lomb, Inc., Term Loan	5.946%	4/24/15	BB-	776,690
997	Biomet, Inc., Term Loan	5.696%	12/25/13	BB-	961,085

1,995	Total Health Care Equipment & Supplies				1,832,434

	Health Care Providers & Services – 3.0%

96	Community Health Systems, Inc., Delayed Draw, Term Loan WI/DD (6)(7)	0.750%	7/25/14	BB	(7,284)
1,872	Community Health Systems, Inc., First Lien Term Loan WI/DD	5.335%	7/25/14	BB	1,729,870
1,317	Davita Inc., Term Loan B-1	5.139%	10/05/12	BB+	1,239,854
1,975	HCA, Inc., Term Loan	4.946%	11/18/13	BB	1,819,293
464	IASIS Healthcare Corporation Delayed Draw Term Loan	4.979%	3/14/14	Ba2	422,087
124	IASIS Healthcare LLC, Letter of Credit	2.609%	3/14/14	Ba2	112,556
1,344	IASIS Healthcare LLC, Term Loan	5.244%	3/14/14	Ba2	1,222,954
996	LifePoint Hospitals, Inc., Term Loan B	4.710%	4/18/12	BB	922,201
980	Quintiles Transnational Corporation, Term Loan B	4.700%	3/29/13	BB	919,975

9,168	Total Health Care Providers & Services				8,381,506

	Hotels, Restaurants & Leisure – 3.0%

1,960	24 Hour Fitness Worldwide, Inc., Term Loan B	6.820%	6/08/12	Ba3	1,675,800
771	CBRL Group, Inc., Term Loan B-1	4.620%	4/28/13	BB	720,150
93	CBRL Group, Inc., Term Loan B-1	4.620%	4/28/13	BB	86,531
142	OSI Restaurant Partners, Inc., Revolver Term Loan	2.670%	6/14/13	BB-	110,667
1,782	OSI Restaurant Partners, Inc., Term Loan	5.000%	6/14/14	BB-	1,385,595
1,950	Penn National Gaming, Inc., Term Loan B	5.126%	10/03/12	BBB-	1,857,917
445	Travelport LLC, Term Loan	4.954%	8/23/13	BB-	389,716
89	Travelport LLC, Letter of Credit	4.946%	8/23/13	BB-	78,197
600	Venetian Casino Resort LLC, Delayed Draw, Term Loan (6)(7)	0.750%	5/23/14	BB	(68,386)
2,382	Venetian Casino Resort LLC, Term Loan	4.450%	5/23/14	BB	2,110,507

10,214	Total Hotels, Restaurants & Leisure				8,346,694

	Household Products – 0.4%

1,206	Solo Cup Company, Term Loan	6.351%	2/27/11	B1	1,127,998

	Independent Power Producers & Energy Traders – 0.5%

469	NRG Energy Inc., Credit Linked Deposit	2.560%	2/01/13	Ba1	439,589
962	NRG Energy Inc., Term Loan	4.196%	2/01/13	Ba1	902,721

1,431	Total Independent Power Producers & Energy Traders				1,342,310

	Insurance – 0.3%

1,165	Conseco, Inc., Term Loan	4.704%	10/10/13	Ba3	906,892

	IT Services – 1.3%

1,990	First Data Corporation, Term Loan B-1	5.355%	9/24/14	BB-	1,797,080
2,037	SunGard Data Systems, Inc., Term Loan B	4.878%	2/28/14	BB	1,896,384

4,027	Total IT Services				3,693,464

	Media – 6.1%

1,960	CSC Holdings, Inc., Term Loan	4.750%	3/29/13	Ba1	1,836,557
1,985	CanWest Mediaworks LP, Term Loan	5.085%	7/10/15	Ba1	1,836,125
1,980	Cequel Communications LLC, Term Loan B	6.508%	11/05/13	BB-	1,677,803
2,200	Charter Communications Operating Holdings LLC, Term Loan	5.260%	3/06/14	B+	1,864,041
1,975	Idearc, Inc., Term Loan	4.700%	11/17/14	BBB-	1,589,134
975	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	8.108%	4/08/12	N/R	775,794
1,970	Neilsen Finance LLC, Term Loan	5.346%	8/09/13	Ba3	1,782,858
1,985	Tribune Company, Term Loan B	5.542%	6/04/14	BB-	1,335,268
933	Tribune Company, Term Loan X	7.396%	6/04/09	BB-	839,500
67	Univision Communications, Inc., Delayed Draw, Term Loan (7)	1.000%	9/29/14	B+	(14,010)
1,933	Univision Communications, Inc., Term Loan	5.494%	9/29/14	Ba3	1,529,396
2,147	WMG Acquisition Corporation, Term Loan	4.417%	2/28/11	BB-	1,940,585

20,110	Total Media				16,993,051

	Metals & Mining – 0.8%

1,021	Amsted Industries, Inc., Delayed Draw Term Loan	5.077%	4/08/13	BB	975,460
1,405	Amsted Industries Inc., Term Loan	6.053%	4/08/13	BB	1,341,520

2,426	Total Metals & Mining				2,316,980

	Paper & Forest Products – 0.6%

1,945	Georgia-Pacific Corporation, Term Loan B	4.727%	12/21/12	BB+	1,807,004

	Pharmaceuticals – 1.5%

2,178	Mylan Laboratories Inc., Term Loan	6.078%	10/02/14	BB	2,105,052
1,980	Royalty Pharma Finance Trust, Term Loan	4.946%	4/16/13	Baa2	1,968,863

4,158	Total Pharmaceuticals				4,073,915

	Real Estate Management & Development – 0.4%

1,320	LNR Property Corporation, Term Loan B	6.360%	7/12/11	BB	1,040,600

	Road & Rail – 0.5%

1,767	Swift Transportation Company, Inc., Term Loan	6.500%	5/10/14	BB-	1,333,157

	Specialty Retail – 0.5%

1,500	TRU 2005 RE Holding Co., LLC, Term Loan	6.119%	12/08/08	B3	1,350,750

	Textiles, Apparel & Luxury Goods – 0.5%

1,395	HBI Branded Apparel Limited, Inc., Term Loan	4.891%	9/05/13	BB	1,342,344

	Trading Companies & Distributors – 1.0%

990	Ashtead Group Public Limited Company, Term Loan	4.750%	8/31/11	BB+	908,325
196	Brenntag Holdings GMBH & Co. KG, Acquisition Facility	5.794%	1/20/14	B+	170,714
804	Brenntag Holdings GMBH & Co. KG, Facility B2	5.794%	1/20/14	B+	698,661
310	United Rentals Inc., Tranche B, Credit Linked Deposit	4.600%	2/13/11	Ba1	297,561
732	United Rentals Inc., Term Loan B	5.100%	2/14/11	Ba1	703,728

3,032	Total Trading Companies & Distributors				2,778,989

$93,254	Total Variable Rate Senior Loan Interests (cost $92,037,889)				83,048,088

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 7.4% (4.8% of Total Investments)

$20,924	Repurchase Agreement with Fixed Income Clearing Corporation, date 3/31/08, repurchase price $20,925,087, collateralized by $20,280,000 U.S. Treasury Notes, 4.875%, due 6/30/09, value $20,924,448	1.100%	4/01/08	$20,924,448

$20,924	Total Short-Term Investments (cost $20,924,448)			20,924,448

	Total Investments (cost $433,035,368) – 155.9%			437,821,496

	Borrowings – (11.8)% (8)			(33,000,000)

	FundNotes – (27.7)% (8)			(78,000,000)

	Other Assets Less Liabilities – (0.4)%			(986,118)

	FundPreferred Shares, at Liquidation Value – (16.0)% (8)			(45,000,000)

	Net Assets Applicable to Common Shares – 100%			$280,835,378

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)	Portion of position represents an unfunded Senior Loan commitment outstanding at March 31, 2008.

(7)	Negative value represents unrealized depreciation on Senior Loan commitment at March 31, 2008.

(8)	Borrowings, FundNotes and FundPreferred Shares, at Liquidation Value as a percentage of total investments are (7.5)%, (17.8)% and (10.3)%, respectively.

N/R	Not rated.

ADR	American Depositary Receipt.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$319,483,621	$118,337,875	$-	$437,821,496

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2008, the cost of investments was $438,828,590.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$59,106,445
Depreciation	(60,113,539)

Net unrealized appreciation (depreciation) of investments	$(1,007,094)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)    Nuveen Tax–Advantaged Total Return Strategy Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2008

*	Print the name and title of each signing officer under his or her signature.